Loss per share (Details) £ / shares in Units, £ in Thousands, shares in Thousands		12 Months Ended
		Jun. 30, 2023 GBP (£) £ / shares item shares	Jun. 30, 2022 GBP (£) £ / shares shares	Jun. 30, 2021 GBP (£) £ / shares shares
Loss per share
Loss for the year | £		£ (28,678)	£ (115,510)	£ (92,216)
Basic loss per share | £ / shares		£ (0.1759)	£ (0.7086)	£ (0.5660)
Diluted loss per share | £ / shares	[1]	£ (0.1759)	£ (0.7086)	£ (0.5660)
Number of categories of dilutive potential ordinary shares | item		1
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		163,062	163,001	162,939
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share		163,062	163,001	162,939
Class A ordinary shares
Loss per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		54,537	51,952	41,939
Class B ordinary shares
Loss per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		110,208	112,732	122,683
Treasury shares
Loss per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		1,683	1,683	1,683

[1]	For the years ended 30 June 2023, 2022 and 2021, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.